LONG-TERM LOANS - Bonds - Bonds Telkom 2015 and Narrative (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Jul. 04, 2024 IDR (Rp)
Bonds Telkom 2015
Borrowings and other credit facilities
Total loans and other borrowings	Rp 7,000
Maximum debt to equity ratio	2
Minimum EBITDA to interest ratio	4
Minimum debt service coverage	125.00%
2015 - Series A Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,200
Interest rate per annum (as a percent)	9.93%
2015 - Series B Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 2,100
Interest rate per annum (as a percent)	10.25%
2015 - Series C Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,200
Interest rate per annum (as a percent)	10.60%
2015 - Series D Bonds
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,500
Interest rate per annum (as a percent)	11.00%
Bonds Mitratel 2024
Borrowings and other credit facilities
Interest rate per annum (as a percent)		6.50%
Nominal amount		Rp 240
Sukuk Mitratel 2024
Borrowings and other credit facilities
Interest rate per annum (as a percent)		6.50%
Nominal amount		Rp 10